Debt - Schedule of Long-term Debt Instruments (Details) € in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Principal Outstanding			$ 2,696,124	$ 2,794,108
Term loan facility USD [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Principal Outstanding		€ 1,008,787	1,008,787
Term loan facility USD [Member] | USD | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate (1)	[1]	USD LIBOR + 2.75% (0.5% floor)
Facility maturity date		--06-28
Term Loan Facility EUR [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Principal Outstanding		€ 701,000	734,801
Term Loan Facility EUR [Member] | EUR | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate (1)	[1]	EURIBOR + 3.00% (0% floor)
Facility maturity date		--06-28
Secured Loan Notes E U R | Facility maturity date June 29
Debt Instrument [Line Items]
Principal Outstanding		€ 435,000	455,975
Secured Loan Notes E U R | EUR | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate (1)	[1]	3.00%
Facility maturity date		--06-29
Secured Loan Notes U S D | Facility maturity date June 29
Debt Instrument [Line Items]
Principal Outstanding		€ 387,500	387,500
Secured Loan Notes U S D | Facility maturity date December 27
Debt Instrument [Line Items]
Principal Outstanding			13,000
Secured Loan Notes U S D | USD | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate (1)	[1]	4.00%
Facility maturity date		--06-29
Revolving Credit Facility [Member] | Facility maturity date December 27
Debt Instrument [Line Items]
Principal Outstanding | €		€ 13,000
Revolving Credit Facility [Member] | Facility maturity date One December 27
Debt Instrument [Line Items]
Principal Outstanding			23,061
Revolving Credit Facility [Member] | USD | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate (1)	[1]	BASE + 2.25
Facility maturity date		--12-27
Revolving Credit Facility One [Member] | Facility maturity date One December 27
Debt Instrument [Line Items]
Principal Outstanding | €		€ 22,000
Revolving Credit Facility One [Member] | EUR | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate (1)	[1]	BASE + 2.25% (0% floor)
Revolving Credit Facility One [Member] | EUR | Facility maturity date One December 27
Debt Instrument [Line Items]
Facility maturity date		--12-27
Line of Credit [Member] | Facility maturity date June 25
Debt Instrument [Line Items]
Principal Outstanding		€ 73,000	$ 73,000
Line of Credit [Member] | USD | Facility maturity date June 25
Debt Instrument [Line Items]
Interest rate (1)	[1],[2]	Term SOFR (2) + 2.70%
Facility maturity date		--06-25

[1]	For facilities which utilize the EURIBOR and LIBOR rates, a rate floor of 0% and 0.5% applies, respectively. For facilities which utilize a BASE rate, the rate is dependent on the currency in which the facility is drawn.
[2]	The Term Secured Overnight Financing Rate ("Term SOFR") is the forward looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.